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                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24f-2

           Read instructions at end of Form before preparing Form.
                            Please print or type.



1.  Name and address of issuer:

                        The Gateway Trust
                        400 TechneCenter Drive, Suite 220
                        Milford, Ohio  45150

2.  Name of each series or class of funds for which this notice is filed:

                The Gateway Index Plus Fund
                The Gateway Small Cap Index Fund
                The Gateway Mid Cap Index Fund
                The Cincinnati Fund

3.  Investment Company Act File Number:  811-02773

    Securities Act File Number:  2-59895

4.  Last day of fiscal year for which this notice is filed:
                                                        December 31, 1995


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                     [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

                                     N/A

7. Number or amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                        1,667,640 SHARES

8. Number or amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                        6,349,717 SHARES

9.  Number and aggregate sale price of securities sold during the fiscal year:

                3,830,712 SHARES                $59,160,872


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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                3,830,712 SHARES                $59,160,872

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                     N/A

12.  Calculation of registration fee:


     (i)    Aggregate sale price of securities sold during
            the fiscal year in reliance on rule 24f-2 (from
            Item 10):                                             $  59,160,872
                                                                  -------------

     (ii)   Aggregate price of shares issued in connection
            with dividend reinvestment plans (from Item 11,
            if applicable):                                       +   ------
                                                                  -------------

     (iii)  Aggregate price of shares redeemed or repurchased
            during the fiscal year (if applicable ):              -  59,160,872
                                                                  -------------

     (iv)   Aggregate price of shares redeemed or repurchased
            and previously applied as a reduction to filing
            fees pursuant to rule 24e-2 (if applicable):          +      0
                                                                 --------------

     (v)    Net aggregate price of securities sold and issued
            during the fiscal year in reliance on rule 24f-2
            [line (i), plus line (ii), less line (iii), plus
            line (iv)] (if applicable):                                  0
                                                                 --------------

     (vi)   Multiplier prescribed by Section 6(b) of the
            Securities Act of 1933 or other applicable law
            or regulation (see Instruction C.6):                 x    1/2900
                                                                 --------------

     (vii)  Fee due [line (i) or line (v) multiplied by
            line (vi)]:                                                  0
                                                                 ==============



INSTRUCTION:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                     [ ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:



                                  SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

                             *
     By (Signature and Title)     /s/ Walter G. Sall
                              -----------------------------------
                                  Walter G. Sall, Chairman
                              -----------------------------------

     Date  February 29, 1996
          ---------------------

*
  Please print the name and title of the signing officer below the signature.